Contingent Liabilities and Commitments_Payment Guarantees That Are Exposed To Credit Risk(Details) ₩ in Millions	Dec. 31, 2018 KRW (₩)
Disclosure of internal credit grades [Line Items]
Credit exposure	₩ 8,019,499
Confirmed payment guarantees
Disclosure of internal credit grades [Line Items]
Credit exposure	5,587,316
Confirmed payment guarantees | Grade 1
Disclosure of internal credit grades [Line Items]
Credit exposure	3,726,438
Confirmed payment guarantees | Grade 2
Disclosure of internal credit grades [Line Items]
Credit exposure	1,600,292
Confirmed payment guarantees | Grade 3
Disclosure of internal credit grades [Line Items]
Credit exposure	97,836
Confirmed payment guarantees | Grade 4
Disclosure of internal credit grades [Line Items]
Credit exposure	148,029
Confirmed payment guarantees | Grade 5
Disclosure of internal credit grades [Line Items]
Credit exposure	14,721
Unconfirmed acceptances and guarantees
Disclosure of internal credit grades [Line Items]
Credit exposure	2,432,183
Unconfirmed acceptances and guarantees | Grade 1
Disclosure of internal credit grades [Line Items]
Credit exposure	1,104,225
Unconfirmed acceptances and guarantees | Grade 2
Disclosure of internal credit grades [Line Items]
Credit exposure	1,197,932
Unconfirmed acceptances and guarantees | Grade 3
Disclosure of internal credit grades [Line Items]
Credit exposure	41,974
Unconfirmed acceptances and guarantees | Grade 4
Disclosure of internal credit grades [Line Items]
Credit exposure	75,813
Unconfirmed acceptances and guarantees | Grade 5
Disclosure of internal credit grades [Line Items]
Credit exposure	12,239
12-month expected credit losses
Disclosure of internal credit grades [Line Items]
Credit exposure	7,730,202
12-month expected credit losses | Confirmed payment guarantees
Disclosure of internal credit grades [Line Items]
Credit exposure	5,412,211
12-month expected credit losses | Confirmed payment guarantees | Grade 1
Disclosure of internal credit grades [Line Items]
Credit exposure	3,726,259
12-month expected credit losses | Confirmed payment guarantees | Grade 2
Disclosure of internal credit grades [Line Items]
Credit exposure	1,571,258
12-month expected credit losses | Confirmed payment guarantees | Grade 3
Disclosure of internal credit grades [Line Items]
Credit exposure	84,251
12-month expected credit losses | Confirmed payment guarantees | Grade 4
Disclosure of internal credit grades [Line Items]
Credit exposure	30,443
12-month expected credit losses | Confirmed payment guarantees | Grade 5
Disclosure of internal credit grades [Line Items]
Credit exposure	0
12-month expected credit losses | Unconfirmed acceptances and guarantees
Disclosure of internal credit grades [Line Items]
Credit exposure	2,317,991
12-month expected credit losses | Unconfirmed acceptances and guarantees | Grade 1
Disclosure of internal credit grades [Line Items]
Credit exposure	1,102,478
12-month expected credit losses | Unconfirmed acceptances and guarantees | Grade 2
Disclosure of internal credit grades [Line Items]
Credit exposure	1,180,137
12-month expected credit losses | Unconfirmed acceptances and guarantees | Grade 3
Disclosure of internal credit grades [Line Items]
Credit exposure	25,749
12-month expected credit losses | Unconfirmed acceptances and guarantees | Grade 4
Disclosure of internal credit grades [Line Items]
Credit exposure	9,627
12-month expected credit losses | Unconfirmed acceptances and guarantees | Grade 5
Disclosure of internal credit grades [Line Items]
Credit exposure	0
Non-impaired
Disclosure of internal credit grades [Line Items]
Credit exposure	262,307
Non-impaired | Confirmed payment guarantees
Disclosure of internal credit grades [Line Items]
Credit exposure	160,135
Non-impaired | Confirmed payment guarantees | Grade 1
Disclosure of internal credit grades [Line Items]
Credit exposure	179
Non-impaired | Confirmed payment guarantees | Grade 2
Disclosure of internal credit grades [Line Items]
Credit exposure	29,034
Non-impaired | Confirmed payment guarantees | Grade 3
Disclosure of internal credit grades [Line Items]
Credit exposure	13,585
Non-impaired | Confirmed payment guarantees | Grade 4
Disclosure of internal credit grades [Line Items]
Credit exposure	117,166
Non-impaired | Confirmed payment guarantees | Grade 5
Disclosure of internal credit grades [Line Items]
Credit exposure	171
Non-impaired | Unconfirmed acceptances and guarantees
Disclosure of internal credit grades [Line Items]
Credit exposure	102,172
Non-impaired | Unconfirmed acceptances and guarantees | Grade 1
Disclosure of internal credit grades [Line Items]
Credit exposure	1,747
Non-impaired | Unconfirmed acceptances and guarantees | Grade 2
Disclosure of internal credit grades [Line Items]
Credit exposure	17,795
Non-impaired | Unconfirmed acceptances and guarantees | Grade 3
Disclosure of internal credit grades [Line Items]
Credit exposure	16,225
Non-impaired | Unconfirmed acceptances and guarantees | Grade 4
Disclosure of internal credit grades [Line Items]
Credit exposure	66,186
Non-impaired | Unconfirmed acceptances and guarantees | Grade 5
Disclosure of internal credit grades [Line Items]
Credit exposure	219
Impaired
Disclosure of internal credit grades [Line Items]
Credit exposure	26,990
Impaired | Confirmed payment guarantees
Disclosure of internal credit grades [Line Items]
Credit exposure	14,970
Impaired | Confirmed payment guarantees | Grade 1
Disclosure of internal credit grades [Line Items]
Credit exposure	0
Impaired | Confirmed payment guarantees | Grade 2
Disclosure of internal credit grades [Line Items]
Credit exposure	0
Impaired | Confirmed payment guarantees | Grade 3
Disclosure of internal credit grades [Line Items]
Credit exposure	0
Impaired | Confirmed payment guarantees | Grade 4
Disclosure of internal credit grades [Line Items]
Credit exposure	420
Impaired | Confirmed payment guarantees | Grade 5
Disclosure of internal credit grades [Line Items]
Credit exposure	14,550
Impaired | Unconfirmed acceptances and guarantees
Disclosure of internal credit grades [Line Items]
Credit exposure	12,020
Impaired | Unconfirmed acceptances and guarantees | Grade 1
Disclosure of internal credit grades [Line Items]
Credit exposure	0
Impaired | Unconfirmed acceptances and guarantees | Grade 2
Disclosure of internal credit grades [Line Items]
Credit exposure	0
Impaired | Unconfirmed acceptances and guarantees | Grade 3
Disclosure of internal credit grades [Line Items]
Credit exposure	0
Impaired | Unconfirmed acceptances and guarantees | Grade 4
Disclosure of internal credit grades [Line Items]
Credit exposure	0
Impaired | Unconfirmed acceptances and guarantees | Grade 5
Disclosure of internal credit grades [Line Items]
Credit exposure	₩ 12,020